SEGMENTED INFORMATION (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Notes and other explanatory information [abstract]
Description of reportable segment			the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada		the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada
Revenue	$ 701,454	$ 572,228	$ 1,852,851	$ 791,588